Fair value of assets and liabilities - Changes in level 3 financial liabilities (Details) - Level 3 [member] - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Opening balance	€ 398	€ 490
Realised gain/loss recognised in the statement of profit or loss during the period	77	(4)
Additions	81	736
Redemptions	(164)	(250)
Maturity/settlement	(40)	(146)
Transfers into Level 3	242	445
Transfers out of Level 3	(264)	(873)
Closing balance	331	398
Trading liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance	180	195
Realised gain/loss recognised in the statement of profit or loss during the period	57	(2)
Additions	16	55
Redemptions	(2)	(116)
Maturity/settlement	(39)	(11)
Transfers into Level 3	14	170
Transfers out of Level 3	(96)	(111)
Closing balance	130	180
Non-trading derivatives liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance	39	110
Realised gain/loss recognised in the statement of profit or loss during the period	(2)	20
Additions	3	19
Redemptions	(3)	(45)
Maturity/settlement	0	(52)
Transfers into Level 3		8
Transfers out of Level 3	(3)	(23)
Closing balance	33	39
Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance	180	184
Realised gain/loss recognised in the statement of profit or loss during the period	22	(22)
Additions	62	662
Redemptions	(159)	(90)
Maturity/settlement	0	(83)
Transfers into Level 3	228	267
Transfers out of Level 3	(165)	(738)
Closing balance	€ 168	€ 180